Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2024	2023
QB variable consideration to IMSA and Codelco (a)	$(51)	$(156)
Foreign exchange gains	146	9
Downstream pipeline take-or-pay toll commitment	(10)	(40)
Other	(78)	(62)
	$7	$(249)

a) QB Variable Consideration to IMSA and Codelco